Deferred charges (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Charges Disclosure [Abstract]
Schedule of deferred charges

	June 30,	December 31,
	2012	2011
	$	$

Windstar senior secured notes	-	347,147
Windstar bridge financing	-	346,116
Corporate bridge financing	81,973	191,323
	81,973	884,586